Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Ordinary shares, shares issued	536,608,446
Ordinary shares, shares outstanding	536,608,446
Class A Ordinary Shares [Member]
Ordinary shares, par value per share	$ 0.01	$ 0.01
Ordinary shares, shares authorized	16,000,000,000	16,000,000,000
Ordinary shares, shares issued	127,521,446	131,860,314
Ordinary shares, shares outstanding	127,521,446	131,860,314
Class B Ordinary Shares [Member]
Ordinary shares, par value per share	$ 0.01	$ 0.01
Ordinary shares, shares authorized	4,000,000,000	4,000,000,000
Ordinary shares, shares issued	409,087,000	409,087,000
Ordinary shares, shares outstanding	409,087,000	409,087,000